Leases - Summary of Minimum Lease Payments for Operating Lease Liabilities Quarterly (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 126,624	$ 173,045
2025		36,700
Total operating lease payment	$ 126,624	$ 209,745